RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Balance Sheet (Q3) (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Nov. 23, 2020	Sep. 30, 2020	Aug. 19, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS [Abstract]
Class A common stock, redemption price (in dollars per share)	$ 10.00
Net tangible asset threshold for redeeming public shares	$ 5,000,001
Balance Sheet [Abstract]
Class A ordinary shares subject to possible redemption	175,087,500	$ 175,087,500	$ 175,087,500	$ 175,087,500
Additional paid-in capital	0	0	0	0	$ 0
Accumulated deficit	(23,212,231)	(24,870,128)	(22,214,840)	(32,801,182)	(26,586,777)
Total shareholders' equity (deficit)	$ (23,211,800)	$ (24,869,697)	$ (22,214,409)	$ (32,800,751)	(26,586,346)	$ 20,000	$ 0
Ordinary shares subject to possible redemption, outstanding (in shares)		17,250,000	17,250,000	3,111,956
Class A Ordinary Shares [Member]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS [Abstract]
Class A common stock, redemption price (in dollars per share)	$ 10.15			$ 10.15
Balance Sheet [Abstract]
Class A ordinary shares subject to possible redemption				$ 175,087,500	152,250,000
Class A ordinary shares	$ 0	$ 0	$ 0	$ 0	0
Ordinary shares subject to possible redemption, outstanding (in shares)	17,250,000			17,250,000
As Previously Reported [Member]
Balance Sheet [Abstract]
Class A ordinary shares subject to possible redemption		145,217,796	147,873,086
Additional paid-in capital		4,866,988	2,211,724	$ 12,797,958	7,920,772
Accumulated deficit		132,294	2,787,582	(7,798,760)	(4,785,937)
Total shareholders' equity (deficit)		$ 5,000,007	$ 5,000,005	5,000,001	5,000,001
Ordinary shares subject to possible redemption, outstanding (in shares)		14,307,172	14,568,777
As Previously Reported [Member] | Class A Ordinary Shares [Member]
Balance Sheet [Abstract]
Class A ordinary shares subject to possible redemption				137,286,748	120,663,653
Class A ordinary shares		$ 294	$ 268	372	311
Adjustment [Member]
Balance Sheet [Abstract]
Class A ordinary shares subject to possible redemption		29,869,704	27,214,414
Additional paid-in capital		(4,866,988)	(2,211,724)	(12,797,958)	(7,920,772)
Accumulated deficit		(25,002,422)	(25,002,422)	(25,002,422)	(21,800,841)
Total shareholders' equity (deficit)		$ (29,869,704)	$ (27,214,414)	(37,800,752)	(31,586,347)
Ordinary shares subject to possible redemption, outstanding (in shares)		2,942,828	2,681,223
Adjustment [Member] | Class A Ordinary Shares [Member]
Balance Sheet [Abstract]
Class A ordinary shares subject to possible redemption				37,800,752	31,586,347
Class A ordinary shares		$ (294)	$ (268)	$ (372)	$ (311)